Investment Risks - Pabrai Wagons Fund	Oct. 31, 2026
Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk – Equity Securities are susceptible to general stock market fluctuations which may result in volatile increases and decreases in value. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.
Foreign Securities Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities – Investing in foreign securities may involve increased risks including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.
Risk of Focusing Investment On Region Or Country Member
Prospectus [Line Items]
Risk [Text Block]	Risk of Focusing Investment on Region or Country – Investing a significant portion of assets in one country or region makes the Fund more dependent upon the political and economic circumstances of that particular country or region.
◦India Investment Risk – Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the Indian economy and could adversely affect market conditions, economic growth and the profitability of private enterprises in India. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities.

Religious, cultural and military disputes persist in India and between India and Pakistan (as well as sectarian groups within each country). Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China. Indian securities may be subject to a short-term and long-term capital gains tax in India on gains realized upon disposition of securities. The Fund accrues for this potential expense, which reduces its net asset values. The Fund accrues for this potential expense, which reduces its net asset values.
◦Turkey Investment Risk – The Turkish economy is heavily dependent on relationships with certain key trading partners, including European Union countries, China and Russia. The Turkish economy has certain significant economic weaknesses, such as its relatively high current account deficit and currency volatility. Turkey has historically experienced acts of terrorism and strained relations related to border disputes with certain neighboring countries. The continuation of the conflict on the Turkish-Syrian border, for example, could have an adverse impact on the Turkish economy. Turkey may be subject to considerable degrees of social and political instability. Unanticipated or sudden political or social developments may cause uncertainty in the Turkish stock market and as a result adversely affect issuers to which the Fund has exposure.
◦Eurozone Investment Risk – The Economic and Monetary Union of the European Union (EMU) is comprised of the European Union (EU) members that have adopted the euro currency. By adopting the euro as its currency, a member state relinquishes control of its own monetary policies and is subject to fiscal and monetary controls. EMU members could voluntarily abandon or be forced out of the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies and create more volatile and illiquid markets. Certain countries and regions in the EU are experiencing significant financial difficulties. Some of these countries may be dependent on assistance from other European governments and institutions or agencies. One or more countries could depart from the EU, which could weaken the EU and, by extension, its remaining members. For example, the United Kingdom’s departure, described in more detail below.
◦Asia Investment Risk – Investments in countries in the Asian region will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic and other developments in Asia. Investments in China may subject the Fund to certain additional risks, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, imposition of tariffs, limitations on repatriation and differing legal standards. Because a portion of the assets of the Fund may be invested in Japanese securities, the Fund’s performance is expected to be impacted by the political, social and economic environment in Japan. Economic growth in Japan is heavily dependent on international trade, government support, and consistent government policy. Slowdowns in the economies of key trading partners such as the United States, China, and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. The Japanese economy has in the past been negatively affected by, among other factors, government intervention and protectionism and an unstable financial services sector.
◦South Korea Investment Risk – Investments in South Korean issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors may have an adverse effect on the South Korean economy.
Risk of Focusing Investment On Region Or Country, India Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	India Investment Risk – Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the Indian economy and could adversely affect market conditions, economic growth and the profitability of private enterprises in India. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities.
Religious, cultural and military disputes persist in India and between India and Pakistan (as well as sectarian groups within each country). Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China. Indian securities may be subject to a short-term and long-term capital gains tax in India on gains realized upon disposition of securities. The Fund accrues for this potential expense, which reduces its net asset values. The Fund accrues for this potential expense, which reduces its net asset values.

Risk of Focusing Investment On Region Or Country, Turkey Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Turkey Investment Risk – The Turkish economy is heavily dependent on relationships with certain key trading partners, including European Union countries, China and Russia. The Turkish economy has certain significant economic weaknesses, such as its relatively high current account deficit and currency volatility. Turkey has historically experienced acts of terrorism and strained relations related to border disputes with certain neighboring countries. The continuation of the conflict on the Turkish-Syrian border, for example, could have an adverse impact on the Turkish economy. Turkey may be subject to considerable degrees of social and political instability. Unanticipated or sudden political or social developments may cause uncertainty in the Turkish stock market and as a result adversely affect issuers to which the Fund has exposure.
Risk of Focusing Investment On Region Or Country, Eurozone Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Eurozone Investment Risk – The Economic and Monetary Union of the European Union (EMU) is comprised of the European Union (EU) members that have adopted the euro currency. By adopting the euro as its currency, a member state relinquishes control of its own monetary policies and is subject to fiscal and monetary controls. EMU members could voluntarily abandon or be forced out of the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies and create more volatile and illiquid markets. Certain countries and regions in the EU are experiencing significant financial difficulties. Some of these countries may be dependent on assistance from other European governments and institutions or agencies. One or more countries could depart from the EU, which could weaken the EU and, by extension, its remaining members. For example, the United Kingdom’s departure, described in more detail below.
Risk Of Focusing Investment On Region Or Country, Asia Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asia Investment Risk – Investments in countries in the Asian region will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic and other developments in Asia. Investments in China may subject the Fund to certain additional risks, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, imposition of tariffs, limitations on repatriation and differing legal standards. Because a portion of the assets of the Fund may be invested in Japanese securities, the Fund’s performance is expected to be impacted by the political, social and economic environment in Japan. Economic growth in Japan is heavily dependent on international trade, government support, and consistent government policy. Slowdowns in the economies of key trading partners such as the United States, China, and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. The Japanese economy has in the past been negatively affected by, among other factors, government intervention and protectionism and an unstable financial services sector.
Risk Of Focusing Investment On Region Or Country, South Korea Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	South Korea Investment Risk – Investments in South Korean issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors may have an adverse effect on the South Korean economy.
Emerging And Frontier Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging and Frontier Markets Risk – Emerging markets may involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets. As a result, the risks of investing in emerging markets are magnified in frontier markets, and include potential for extreme price volatility and illiquidity; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; and relatively new and unsettled securities laws.
ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks – The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk – The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk – The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes.

Cash Transactions Risk – The Fund expects to effect many of its creation unit purchase transactions for cash, rather than in-kind for securities. This may cause the Fund to incur brokerage, tax, foreign exchange, execution, price movement or other costs and expenses resulting from trades due to cash purchase transactions. The Fund may also effect redemptions of creation units for cash or a combination of cash and in-kind. As a result, the Fund may have to sell portfolio securities, possibly at inopportune times, in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash in purchases and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. The maximum transaction fee may not be sufficient to compensate the Fund for additional costs or expenses due to the use of cash in creation unit transactions, and the Fund’s performance could be adversely impacted.

Costs of Buying or Selling Shares – Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV – As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading – Although Shares are listed for trading on NYSE ARCA (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
Listing Standards Risk – The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund’s shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.
ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk – The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Redemption Risk – The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes.

ETF Risks, Cash Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transactions Risk – The Fund expects to effect many of its creation unit purchase transactions for cash, rather than in-kind for securities. This may cause the Fund to incur brokerage, tax, foreign exchange, execution, price movement or other costs and expenses resulting from trades due to cash purchase transactions. The Fund may also effect redemptions of creation units for cash or a combination of cash and in-kind. As a result, the Fund may have to sell portfolio securities, possibly at inopportune times, in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash in purchases and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. The maximum transaction fee may not be sufficient to compensate the Fund for additional costs or expenses due to the use of cash in creation unit transactions, and the Fund’s performance could be adversely impacted.
ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares – Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
ETF Risks, Shares May Trade At Prices Other Than NAV Risk member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV – As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading – Although Shares are listed for trading on NYSE ARCA (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
ETF Risks, Listing Standards Risk Member
Prospectus [Line Items]
Risk [Text Block]	Listing Standards Risk – The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund’s shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.
Large-Cap Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Cap Investment Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk – The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.
Key Man Risk Member
Prospectus [Line Items]
Risk [Text Block]	Key Man Risk – The Fund’s investment advisor is heavily dependent on the activities of a single individual, Mohnish Pabrai, Founder and CEO of the Advisor and the portfolio manager of the Fund. In the absence of Mr. Pabrai, the Fund would not be able to continue to operate and would have to liquidate.
Mid-Cap And Small-Cap Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap and Small-Cap Investment Risk – Securities of mid-cap and small-cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations.
Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk - The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of emerging market securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares to go up or down dramatically. Because of this volatility, this Fund is better suited for long-term investors. If the value of the Fund’s investments declines, the net asset value of the Fund will decline and investors may lose some or all of the value of their investments.
Cash Position Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Position Risk – To the extent that the Fund holds large positions in cash or cash equivalents, there is a risk of lower returns and potential lost opportunities to participate in market appreciation.
Consumer Discretionary Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Consumer Discretionary Sector Risk – Consumer discretionary products and services are non-essential products and services whose demand tends to increase as consumers’ disposable income increases, such as automobiles, apparel, electronics, home furnishings, and travel and leisure products and services. Investments in this sector can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products. The prices of raw materials fluctuate in response to a number of factors, including changes in government agricultural support programs, exchange rates, import and export controls, changes in international agricultural and trading policies and seasonal and weather conditions. Companies in the consumer discretionary sector may be subject to severe competition, which may also have an adverse impact on their profitability.
Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipts Risk – Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things: political, social, and economic developments abroad; currency movements; and different legal, regulatory, and tax environments.
ETF Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	ETF Trading Risk – To the extent the Fund invests in ETFs, it is subject to additional risks that do not apply to mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact the Fund’s ability to sell its shares of an ETF. Where all or portion of the ETF’s underlying securities trade in a market that is closed when the market in which the ETF shares and listed in trading is open, there may be changes between the last quote and the closed foreign market and the value of such security during the ETF’s domestic trading day.
Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk – Currency movements may negatively impact value even when there is no change in value of the security in the issuer’s home country. Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Advisor expects.
Economic And Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Economic and Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets
Private Placement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Private Placement Risk - The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.
Real Estate Investment Trusts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate Investment Trusts Risk – In addition to the risks facing real estate-related securities, such as a decline in property values due to increasing vacancies; a decline in rents resulting from unanticipated economic, legal, or technological developments; or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities.
Sector Emphasis Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Emphasis Risk – From time to time, the Fund may invest 25% or more of its assets in one or more sectors subjecting the Fund to sector emphasis risk. This is the risk that the Fund is subject to a greater risk of loss as a result of adverse economic, business, or other developments affecting a specific sector that the Fund has a focused position in, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all ETFs, there is the risk that you could lose all or a portion of your investment in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk – The Fund is classified as non-diversified under the 1940 Act, which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers may expose the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.